Segment information	9 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Segment information

17.	Segment information

As of September 30, 2024 and a result of the transaction, the Company has two reportable and operating segments: Active ingredient and Biopharmaceutical. The Company’s chief operating decision maker assesses the performance of the reportable segments based on revenues and operating loss before selling, general & administrative expenses, other income and tax by segment. Selling, general and administrative expenses are expenses and salaries related to centralized functions, such as corporate finance, legal, human resources and technology teams, which are not allocated to segments. Accounting policies applied for the Active ingredient and the Biopharmaceutical segments are identical to those used for the purposes of the consolidated financial statements as described in Note 2.

Active ingredient

The Active ingredient segment involves the development of proprietary extraction technologies and the application of these technologies to the production and development and commercialization of active ingredients derived from oats and other renewable plant resources for healthcare and cosmetic industries. Active ingredients produced include oat beta glucan, oat oil and avenanthramides. These and similar manufactured products are sold primarily through distribution networks.

Biopharmaceutical

The Biopharmaceutical segment includes the results of Aeterna Zentaris from its acquisition on June 3, 2024 (Note 3). The segment involves the commercializing and developing pharmaceutical therapeutics and diagnostic tests, including the Company’s lead product, Macrilen® (macimorelin). The segment also includes costs associated with the development of our pre-clinical pipeline to potentially address unmet medical needs across several indications with a focus on rare or orphan indications.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

The table below summarizes the relevant financial information by operating segment:

	Three months ended September 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	1,707	164	1,871
Cost of sales	(839)	(75)	(914)
Gross margin	868	89	957
Research and development	(599)	(2,200)	(2,799)
Impairment of intangible assets	-	(1,459)	(1,459)
Loss from operations before SG&A and other income (expenses)	269	(3,570)	(3,301)
Selling, general & administrative			(2,992)
Loss from operations			(6,293)
Net other income			426
Loss before income taxes			(5,867)

	Three months ended September 30, 2023
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	1,952	-	1,952
Cost of sales	(1,147)	-	(1,147)
Gross margin	805	-	805
Research and development	(436)	-	(436)
Income from operations before SG&A and other income (expenses)	369	-	369
Selling, general & administrative			1,480
Loss from operations			(1,111)
Net other income			(123)
Loss before income taxes			(988)

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

	Nine months ended September 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	6,098	167	6,265
Cost of sales	(3,506)	(79)	(3,585)
Gross margin	2,592	88	2,680
Research and development	(2,443)	(2,948)	(5,391)
Impairment of intangible assets	-	(1,459)	(1,459)
Loss from operations before SG&A and other income (expenses)	149	(4,319)	(4,170)
Selling, general & administrative			(7,702)
Loss from operations			(11,872)
Net other income			2,296
Loss before income taxes			(9,576)

	Nine months ended September 30, 2023
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	5,929	-	5,929
Cost of sales	(3,139)	-	(3,139)
Gross margin	2,790	-	2,790
Research and development	1,551	-	(1,551)
Income from operations before SG&A and other income (expenses)	1,239	-	1,239
Selling, general & administrative			(3,832)
Loss from operations			(2,593)
Net other income			147
Loss before income taxes			(2,446)

Major Customer

During the three months ended September 30, 2024, the Company had export sales to one major distributor of the Company’s products representing 72% of total revenue (2023 - 93% of total revenue). During the nine months ended September 30, 2024, the Company had export sales to one major distributor of the Company’s products representing 85% of total revenue (2023 - 90% of total revenue). As at September 30, 2024, one customer represented 69% of total trade and other receivables (September 30, 2023 – one major customer amounted to 80%).

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)